Supplementary Financial Information (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of supplementary financial information

	Successor
2024	Fourth Quarter	Third Quarter (restated)	Second Quarter (restated)	First Quarter	Year Ended December 31, 2024
Net Revenue	1,661	1,897	1,766	1,818	7,142
Gross Profit	1,428	1,525	1,413	1,491	5,857
Net Loss	(3,978)	(5,004)	(5,256)	(5,170)	(19,408)

Basic and diluted weighted average shares outstanding, Class A common stock	17,234,557	15,699,685	15,255,218	15,254,389	15,907,946
Basic and diluted net loss per share, Class A common stock	(0.23)	(0.32)	(0.36)	(0.34)	(1.22)
Basic and diluted weighted average shares outstanding, Class C common stock	-	-	-	-	-
Basic and diluted net income (loss) per share, Class C common stock	-	-	-	-	-
	Successor				Predecessor
2023	Fourth Quarter	Third Quarter	Second Quarter	Period from March 15, 2023 to March 31, 2023	Period from January 1, 2023, to March 14, 2023	Total
Net Revenue	1,719	1,770	1,915	342	1,620	7,366
Gross Profit	1,376	1,412	1,435	255	1,137	5,615
Net Income / (Loss)	(38,707)	1,441	(14,730)	2,758	(4,380)	(53,618)

Basic and diluted weighted average shares outstanding, Class A common stock	15,254,389	10,818,459	8,582,699	8,582,699	-	-
Basic and diluted net income (loss) per share, Class A common stock	(2.54)	0.13	(1.05)	0.20	-	-
Basic and diluted weighted average shares outstanding, Class C common stock	-	-	5,487,300	5,487,300	-	-
Basic and diluted net income (loss) per share, Class C common stock	-	-	(1.05)	0.20	-	-